LAND USE RIGHTS, NET	12 Months Ended
Aug. 31, 2019
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.      LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Cost	38,920	94,760
Less: accumulated amortization	5,199	6,556
Land use rights, net	33,721	88,204

The lease period of the land use rights in PRC is 40-50 years. For the years ended August 31, 2017, 2018 and 2019, amortization expenses were RMB 973, RMB 973, and RMB 1,357 respectively.